11. SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2012
Segment Information Tables
SEGMENT INFORMATION

	September 30, 2012	December 31, 2011

Identifiable assets
USA	$59,109,094	$52,424,129
Canada	6,021,075	18,345,690
Australia	1,925,703	1,993,279
Mongolia	257,147	1,781,099
Other	14,559	45,613
	$67,327,578	$74,589,810